Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Income Taxes [Abstract]
Schedule of Provisions for Income Taxes

Significant components of income tax expense (benefit) for the six months ended March 31, 2026 and 2025 were as follows:

	2026	2025
	(Unaudited)	(Unaudited)
Provision for Income Taxes
Current Tax Provision Hong Kong	$—	$143,713
Deferred Tax (Reversal)/Provision Hong Kong	(700,850)	(1,351)
Total Provision for Income Taxes	$(700,850)	$142,362

Significant components of the provisions for income taxes for the years ended September 30, 2025, 2024 and 2023 were as follows:

	2025	2024	2023
Provision for Income Taxes
Current Tax Provision Hong Kong	$232,048	$905,452	$680,424
Deferred Tax (Reversal)/Provision Hong Kong	(19,995)	(2,170)	(609)
Total Provision for Income Taxes	$212,053	$903,282	$679,815

Schedule of Effective Tax Rate

The following table reconciles the statutory rate to the Company’s effective tax rate:

	2026	2025
HK federal statutory tax rate	0.00%	16.50%
Tax effect of tax losses not recognized	8.5%	0.00%
Effect of the Hong Kong preferential tax rate	0.00%	0.2%
Other differences	7.3%	(0.5)%
Over-provision in prior year	0.00%	0.1%
Effect of income tax rate differences in other jurisdictions	0.00%	(17.3)%
Exchange-rate conversion difference	(0.10)%	0.01%
Effective tax rate	15.7%	(1.0)%

The following table reconciles the statutory rate to the Company’s effective tax rate:

	2025	2024	2023
HK federal statutory tax rate	16.50%	16.50%	16.50%
Effect of the HK preferential tax rate	0.16%	(0.41)%	(0.56)%
Other differences	(0.66)%	1.40%	1.79%
Over-provision in prior year	0.06%	0.16%	—
Effect of income tax rate difference in other jurisdictions	17.68%	(0.11)%	0.03%
Exchange rate conversion difference	0.01%	(0.14)%	—
Effective tax rate	(1.61)%	17.40%	17.70%

Schedule of Deferred Tax Items

Management reviews the valuation allowance periodically and makes adjustments as warranted. A summary of deductible deferred tax items as of March 31, 2026 and September 30, 2025 follows:

	2026	2025
Deferred tax assets
Depreciation expense of property, plant and equipment	$3,087	$2,455
Allowance for inventory	339,931	17,279
Net operating loss carryforwards	374,417	—
Less: valuation allowance	—	—
Total deferred tax assets	$717,435	$19,734

Management reviews this valuation allowance periodically and will make adjustments as warranted. A summary of the otherwise deductible (or taxable) deferred tax items is as follows as of September 30, 2025, and 2024:

	2025	2024
Deferred tax assets
Depreciation expense of property, plant and equipment	$2,455	$—
Allowance for inventory	17,279	—

Less: valuation allowance	—	—
Total deferred tax assets	$19,734	$—

	2025	2024
Deferred tax liabilities
Depreciation expense of property, plant and equipment	$—	$266
Allowance for inventory	—	—

Less: valuation allowance	—	—
Total deferred tax liabilities	$—	$266

Schedule of Tax Payable	axes payable consisted of the following as of March 31, 2026 and September 30, 2025:
	2026	2025
	(Unaudited)	(Audited)
Income tax payable	$87,654	$88,214
Total tax payable	$87,654	$88,214

Taxes payable consisted of Hong Kong profits tax payable as of September 30, 2025 and 2024, as follows:

	2025	2024
Hong Kong profits tax payable	$88,214	$2,676,376
Total taxes payable	$88,214	$2,676,376